Commitments and Contingencies (Details Textual) ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Commitments and Contingencies (Textual)
Operating leases, rent expense		$ 5,597,774	$ 5,555,144	$ 6,044,119
Accrual amount			3,000,000
Expected insurance recovery			$ 3,000,000
Damage amount				$ 7,700,000	¥ 50
Other commitments, description		On January 16, 2018, lead plaintiffs informed the court that checks representing all but $2,759.76 of the net settlement amount had been cashed, requested that the court authorize a second and final distribution for the remaining amount, and requested that the court enter the judgment.
Board of Directors [Member]
Commitments and Contingencies (Textual)
Litigation expenses	$ 3,000,000